SCHEDULE OF BREAKDOWN OF NET REVENUES BY SEGMENTS (Details) $ in Thousands, $ in Thousands				6 Months Ended
		Feb. 07, 2026 USD ($)	Feb. 07, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Segment Reporting [Line Items]
Net revenues				$ 16,084	$ 20,814	$ 6,494
Cost of revenues				(10,259)	(13,276)	(4,866)
Gross profit				5,825	7,538	1,628
Significant expenses				3,061	3,960	2,050
Reversal of expected credit loss				18	23
Interest income				50	65	75
Interest expense				(88)	(114)	(238)
Other unallocated expense	[1]			(1,920)	(2,485)	(780)
Other (loss) income				(1,940)	(2,511)	(943)
Total other income (expense)		$ 800	$ 1,000	1,313	1,700	(832)
Cleaning Systems and Other Equipment [Member]
Segment Reporting [Line Items]
Net revenues				12,867	16,651	2,814
Cost of revenues				(7,462)	(9,656)	(1,749)
Gross profit				5,405	6,995	1,065
Payroll expense				(1,067)	(1,381)	(837)
Other segment expenses	[2]			(1,261)	(1,632)	(466)
Significant expenses				(2,328)	(3,013)	(1,303)
Dishware Washing and General Cleaning Services [Member]
Segment Reporting [Line Items]
Net revenues				3,217	4,163	3,680
Cost of revenues				(2,797)	(3,620)	(3,117)
Gross profit				420	543	563
Payroll expense				(188)	(243)	(166)
Other segment expenses	[2]			(56)	(71)	(48)
Significant expenses				$ (244)	$ (314)	$ (214)

[1]	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instruments and exchange difference.
[2]	Other segment items include sales commission, selling and marketing expenses and general and administrative expenses other than payroll expenses.